Offerings	Jun. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2026
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99994
Maximum Aggregate Offering Price	$ 399,976,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,236
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99928
Maximum Aggregate Offering Price	$ 499,640,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,495
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2030
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99829
Maximum Aggregate Offering Price	$ 798,632,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,271
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99838
Maximum Aggregate Offering Price	$ 499,190,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,426
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99697
Maximum Aggregate Offering Price	$ 996,970,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,636
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2055
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99758
Maximum Aggregate Offering Price	$ 997,580,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,730
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.